Segment and Geographic Information - Geographic Information (Details) - Geographic	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total net revenue | United States
Geographic net revenue and long lived assets
Proportionate share of total (as a percent)	98.00%	98.00%	95.00%
Long-lived assets | Minimum | United States
Geographic net revenue and long lived assets
Proportionate share of total (as a percent)	99.00%	99.00%
Long-lived assets | Maximum | Foreign
Geographic net revenue and long lived assets
Proportionate share of total (as a percent)	1.00%	1.00%